Financial Instruments and Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Financial Instruments and Fair Value Measurements [Abstract]
Financial Instruments and Fair Value Measurements

Note 7 – Financial Instruments and Fair Value Measurements

Recurring Fair Value Measurements

Fair value measurement provisions establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This guidance describes three levels of input that may be used to measure fair value:

Level 1: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.

Level 2: Inputs, other than quoted prices included in Level 1, which are observable for the asset or liability through corroboration with market data at the measurement date.

Level 3: Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The Company uses observable inputs when available. Fair value is based upon quoted market prices when available. If market prices are not available, the Company may employ internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. The Company limits valuation adjustments to those deemed necessary to ensure that the financial instrument’s fair value adequately represents the price that would be received or paid in the marketplace. Valuation adjustments may include consideration of counterparty credit quality and liquidity as well as other criteria. The estimated fair value amounts are subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in estimating fair value could affect the results. The fair value measurement levels are not indicative of risk of investment.

The following table summarizes fair value measurements by level at March 31, 2012 and December 31, 2011 for assets measured at fair value on a recurring basis:

(Dollar amounts in thousands)	Level 1	Level 2	Level 3	Total
March 31, 2012
Financial assets:
Indemnification assets:
Software cost reimbursement	$—	$—	$6,580	$6,580

December 31, 2011
Financial assets:
Indemnification assets:
Software cost reimbursement	$—	$—	$7,113	$7,113
Expected reimbursement	—	—	351	351

The fair value of financial instruments is the amount at which an asset or obligation could be exchanged in a current transaction between willing parties, other than in a forced liquidation sale. Fair value estimates are made at a specific point in time based on the type of financial instrument and relevant market information. Many of these estimates involve various assumptions and may vary significantly from amounts that could be realized in actual transactions.

For those financial instruments with no quoted market prices available, fair values have been estimated using present value calculations or other valuation techniques, as well as management’s best judgment with respect to current economic conditions, including discount rates and estimates of future cash flows.

Indemnification assets include the present value of the expected future cash flows of certain expense reimbursement agreements with Popular. These contracts are a result of the purchase accounting related to the Merger dated September 30, 2010, and have termination dates ranging from February 2012 until September 2015. Management prepared estimates of the expected reimbursements to be received from Popular until the termination of the contracts, discounted the estimated future cash flows and recorded the indemnification assets as of the Merger closing date. Payments received during the quarters reduced the indemnification asset balance. The remaining balance was adjusted to reflect its fair value as of March 31, 2012, therefore resulting in a net unrealized loss of approximately $0.2 million, which is reflected within the other expense caption in the unaudited consolidated statements of income and comprehensive income. The current portion of the indemnification assets is included within accounts receivable, net, and the other long-term portion is included within other long-term assets in the accompanying unaudited consolidated balance sheet.

The unobservable inputs related to the Company’s indemnification assets as of March 31, 2012 using the discounted cash flow model include the discounted rate of 7.88% and the present value of the cash flows amounting to $6.7 million.

For indemnification assets a significant increase or decrease in market rates and cash flows could result in a significant impact to the fair value. Also, the credit rating and/or the non-performance credit risk of Popular, which is subjective in nature, also could increase or decrease the sensitivity of the fair value of these assets.

The following table presents the carrying value, as applicable, and estimated fair values for financial instruments at March 31, 2012 and December 31, 2011:

	March 31, 2012		December 31, 2011
(Dollar amounts in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Indemnification assets
Software cost reimbursement	$6,580	$6,580	$7,113	$7,113
Expected reimbursements	—	—	351	351

Financial liabilities:
Senior secured term loan	$313,867	$325,429	$313,333	$317,979
Senior notes	210,500	228,129	210,500	213,921

The senior secured term loan and the senior notes prices at March 31, 2012 and December 31, 2011 were obtained using third party service providers. Their pricing is based on various inputs such as: market quotes, recent trading activity in a non-active market or imputed prices.

The senior secured term loan and senior notes, which are not measured at fair value in the balance sheet, could be categorized as level 3 in the fair value hierarchy.

The following table provides a summary of the change in fair value of the Company’s Level 3 assets:

	Three months ended March 31,
(Dollar amounts in thousands)	2012	2011
Indemnification assets:
Beginning balance	$7,464	$14,836
Payments received	(709)	(1,823)
Unrealized loss recognized in other expenses	(175)	(476)

Ending balance	$6,580	$12,537

Derivatives assets:
Beginning balance	$—	$4,960
Net settlement of derivative	—	(3,746)
Realized loss on derivative recognized in other expenses	—	(1,214)

Ending balance	$—	$—

Note 12—Financial Instruments and Fair Value Measurements

Recurring Fair Value Measurements

Fair value measurement provisions establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This guidance describes three levels of input that may be used to measure fair value:

Level 1: Inputs are unadjusted, quoted prices for identical assets or liabilities in active markets at the measurement date.

Level 2: Inputs, other than quoted prices included in Level 1, which are observable for the asset or liability through corroboration with market data at the measurement date.

Level 3: Unobservable inputs that reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date.

The Company uses observable inputs when available. Fair value is based upon quoted market prices when available. If market prices are not available, the Company may employ internally-developed models that primarily use market-based inputs including yield curves, interest rates, volatilities, and credit curves, among others. The Company limits valuation adjustments to those deemed necessary to ensure that the financial instrument’s fair value adequately represents the price that would be received or paid in the marketplace. Valuation adjustments may include consideration of counterparty credit quality and liquidity as well as other criteria. The estimated fair value amounts are subjective in nature and may involve uncertainties and matters of significant judgment for certain financial instruments. Changes in the underlying assumptions used in estimating fair value could affect the results. The fair value measurement levels are not indicative of risk of investment.

The following table summarizes fair value measurements by level at December 31, 2011 and 2010, for assets measured at fair value on a recurring basis:

	December 31, 2011				December 31, 2010
(Dollar amounts in thousands)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total

Financial assets:
Indemnification assets:
Software cost reimbursement	$—	$—	$7,113	$7,113	$—	$—	$10,069	$10,069
Expected reimbursement	—	—	351	351	—	—	4,767	4,767

Derivative instruments:
Forward purchase agreement	$—	$—	$—	$—	$—	$—	$3,970	$3,970
Dividend agreement	—	—	—	—	—	—	990	990

The fair value of financial instruments is the amount at which an asset or obligation could be exchanged in a current transaction between willing parties, other than in a forced liquidation sale. Fair value estimates are made at a specific point in time based on the type of financial instrument and relevant market information. Many of these estimates involve various assumptions and may vary significantly from amounts that could be realized in actual transactions.

For those financial instruments with no quoted market prices available, fair values have been estimated using present value calculations or other valuation techniques, as well as management’s best judgment with respect to current economic conditions, including discount rates and estimates of future cash flows.

Indemnification assets include the present value of the expected future cash flows of certain expense reimbursement agreements with Popular. These contracts are a result of the purchase accounting related to the Merger dated September 30, 2010, and have termination dates ranging from February 2012 until September 2015. Management prepared estimates of the expected reimbursements to be received from Popular until the termination of the contracts, discounted the estimated future cash flows and recorded the indemnification assets as of the Merger closing date. Payments received during the periods reduced the indemnification asset balance. The remaining balance was adjusted to reflect its fair value as of December 31, 2011 and 2010, therefore resulting in a net unrealized gain of approximately $0.3 million and a net unrealized loss of $0.2 million, respectively, which is reflected within the other (expenses) income caption in the consolidated statement of income. The current portion of the indemnification assets is included within accounts receivable, net and the other long-term portion is included within other long-term assets in the accompanying consolidated balance sheet. See Note 21 for additional information regarding the expense reimbursement agreements.

Derivative instruments include a forward purchase agreement related to the acquisition of CONTADO and Serfinsa and certain dividend agreement related to the CONTADO and Serfinsa acquisition (see Note 6) entered into with Popular as a result of the Merger. The fair value of the forward purchase agreement and the dividend agreement is included within the prepaid and other assets caption in the December 31, 2010 consolidated balance sheet. As of December 31, 2010, a loss of $3.7 million and a gain of $2.5 million arising from change in the fair value of the forward purchase agreement and the dividend agreement, respectively, is included within the other (expenses) income caption of the consolidated statement of income.

The following table presents the carrying value, as applicable, and estimated fair values for financial instruments at December 31, 2011 and 2010.

	December 31, 2011		December 31, 2010
(Dollar amounts in thousands)	Carrying Amount	Fair Value	Carrying Amount	Fair Value

Financial assets:
Indemnification assets
Software cost reimbursement	$7,113	$7,113	$10,069	$10,069
Expected reimbursements	351	351	4,767	4,767

Financial liabilities:
Senior secured term loan	$313,333	$317,979	$342,173	$355,292
Senior notes	210,500	213,921	220,000	221,100

Derivative instruments:
Forward purchase agreement	$—	$—	$3,970	$3,970
Dividend agreement	—	—	990	990

The fair value of derivatives was estimated utilizing a Monte Carlo Simulation Analysis using relevant benchmark inputs. The senior secured term loan and the senior notes prices were obtained using third parties service providers as of December 31, 2011 and 2010. Their pricing is based on various inputs such as: market quotes, recent trading activity in a non-active market or imputed prices.

The following table provides a summary of the change in fair value of the Company’s Level 3 assets:

(Dollar amounts in thousands)	Indemnification Assets	Derivative Assets

Predecessor
Balance - January 1, 2010	$—	$—

Successor
Initial recognition	16,790	7,690
Payments received	(1,801)	(1,514)
Unrealized loss recognized in other (expenses) income	(153)	(1,216)

Balance - December 31, 2010	$14,836	$4,960

Payments received	(7,080)	—
Unrealized loss recognized in other (expenses) income	(292)	—
Net settlement of derivative	—	(3,561)
Realized loss on derivative	—	(1,399)

Balance - December 31, 2011	$7,464	$—

There were no transfers in or out of Level 3 during the year ended December 31, 2011 and 2010.